Expense Example - Service - BlackRock Inflation Protected Bond Portfolio - Service Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 1,028